Common shares (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)
Balance, Amount	$ 12,092,577	$ 18,158,805		$ 20,804,125
Balance, amount	$ 12,092,577	$ 18,158,805	$ 18,158,805	$ 20,804,125
Common Shares
Beginning Balance, Shares	65,250,710	64,437,790	64,437,790	64,406,891
Balance, Amount | $	$ 96,423,648			$ 95,327,123	$ 95,313,064
Issuance For Employee Stock Purchase Plan, Shares	188,633	304,550	304,550	30,899
Issuance For Employee Stock Purchase Plan | $	$ 89,127		$ 173,023	$ 14,059
Issuance For Restricted Stock Units, Shares	212,304	208,370	208,370
Rights offering, net of issuance costs, Shares	2,149,180	0	0
Rights offering, net of issuance costs, Amount	216,062
Private placement, net of issuance costs, shares	1,148,282	0	0
Private placement, net of issuance costs, amount	216,182
Issuance For Restricted Stock Units | $	$ 122,925		$ 114,604
Issuance For Sfd Geothermal Right | $	$ 0		$ 164,602
Issuance For Sfd Geothermal Right, Shares	0	300,000	300,000
Ending Balance, Shares	68,949,109	65,250,710	65,250,710	64,437,790
Balance, amount | $	$ 96,423,648		$ 95,779,352	$ 95,327,123